Right-of-use assets and Lease liabilities - Reconciliation of Changes in ROU Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	$ 52,608	$ 30,024
Additions	19,196	31,826
Depreciation of right-of-use assets	(9,206)	(8,706)
Transfer to property, plant and equipment	(1,736)
Other increases / decreases	5	(536)
Total changes	8,259	22,584
Closing balance	60,867	52,608
Land
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	17,353	0
Additions	1,599	17,552
Depreciation of right-of-use assets	(12)	(199)
Transfer to property, plant and equipment	(622)
Other increases / decreases	2	0
Total changes	967	17,353
Closing balance	18,320	17,353
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	20,951	23,377
Additions	736	1,209
Depreciation of right-of-use assets	(3,846)	(3,635)
Transfer to property, plant and equipment	0
Other increases / decreases	(2)
Total changes	(3,112)	(2,426)
Closing balance	17,839	20,951
Other property, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	0	0
Additions	0	0
Depreciation of right-of-use assets	0	0
Transfer to property, plant and equipment	0
Other increases / decreases	0	0
Total changes	0	0
Closing balance	0	0
Transport equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	2,578	2,479
Additions	186	862
Depreciation of right-of-use assets	(965)	(763)
Transfer to property, plant and equipment	0
Other increases / decreases	6	0
Total changes	(773)	99
Closing balance	1,805	2,578
Machinery, plant and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Opening Balance	11,726	4,168
Additions	16,675	12,203
Depreciation of right-of-use assets	(4,383)	(4,109)
Transfer to property, plant and equipment	(1,114)
Other increases / decreases	(1)	(536)
Total changes	11,177	7,558
Closing balance	$ 22,903	$ 11,726